Intangible Assets	12 Months Ended
Jun. 30, 2013
Intangible Assets

NOTE 11 — INTANGIBLE ASSETS

The components of intangible assets, all of which are finite-lived, were as follows:

(In millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Year Ended June 30,			2013			2012

Technology-based (a)	$3,760	$(2,110)	$1,650	$3,550	$(1,899)	$1,651
Marketing-related	1,348	(211)	1,137	1,325	(136)	1,189
Contract-based	823	(688)	135	824	(644)	180
Customer-related	380	(219)	161	408	(258)	150

Total	$6,311	$(3,228)	$3,083	$6,107	$(2,937)	$3,170

(a)	Technology-based intangible assets included $218 million and $177 million as of June 30, 2013 and 2012, respectively, of net carrying amount of software to be sold, leased, or otherwise marketed.

We estimate that we have no significant residual value related to our intangible assets. No material impairments of intangible assets were identified during any of the periods presented.

The components of intangible assets acquired during the periods presented were as follows:

(In millions)	Amount	Weighted Average Life	Amount	Weighted Average Life

Year Ended June 30,	2013		2012

Technology-based	$539	4 years	$1,548	7 years
Marketing-related	39	7 years	1,249	15 years
Contract-based	0		115	7 years
Customer-related	89	6 years	114	5 years

Total	$667	5 years	$3,026	10 years

Intangible assets amortization expense was $739 million, $558 million, and $537 million for fiscal years 2013, 2012, and 2011, respectively. Amortization of capitalized software was $210 million, $117 million, and $114 million for fiscal years 2013, 2012, and 2011, respectively.

The following table outlines the estimated future amortization expense related to intangible assets held at June 30, 2013:

(In millions)

Year Ending June 30,

2014	$645
2015	454
2016	382
2017	281
2018	242
Thereafter	1,079

Total	$3,083